Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of exposure to credit risk
2022
US $ in millions
AA- to AAA	986.9
A- to A+	295.6
BBB- to BBB+	248.7
Total Outstanding	1,531.2

Schedule of contractual maturities of financial liabilities, including estimated interest payments

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		December 31, 2022
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	12(a)	119.4	141.4	50.0	20.1	37.7	33.6
Lease liabilities	7(b)	4,159.5	4,770.7	1,654.6	1,429.3	1,536.5	150.3
Short-term borrowings	12(a)	53.0	53.0	53.0
Trade and other payables	14	583.9	583.9	583.9
		4,915.8	5,549.0	2,341.5	1,449.4	1,574.2	183.9
		December 31, 2021
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	12(a)	142.9	167.0	27.9	42.0	97.1
Lease liabilities	7	3,071.7	3,436.5	1,022.7	912.6	1,267.1	234.1
Short-term borrowings	12(a)	106.5	106.9	106.9
Trade and other payables	14	534.4	534.4	534.4
		3,855.5	4,244.8	1,691.9	954.6	1,364.2	234.1

Schedule of sensitivity analysis
Profit or loss
US $ in millions
December 31,2022	10.5
December 31,2021	3.3

Schedule of Level 1 financial instruments carried at fair value
	December 31,
	2022
	Investments in sovereign bonds at fair value through other comprehensive income	Investments in corporate bonds at fair value through other comprehensive income	Investments in equity instruments at fair value through other comprehensive income	Investments in equity instruments at fair value through profit and loss	Derivative instrument
	US $ in millions
Level 1 financial instruments carried at fair value
Other investments:
Current	153.7	59.0	2.3
Non-current	739.8	578.7	39.9
	893.5	637.7	42.2

Level 3 financial instruments carried at fair value
Non-current other investments				11.2
Non-current loans and other liabilities					(13.7)
				11.2	(13.7)

	893.5	637.7	42.2	11.2	(13.7)

	December 31,
	2021
	Investments in sovereign bonds at fair value through other comprehensive income	Investments in corporate bonds at fair value through other comprehensive income	Investments in equity instruments at fair value through other comprehensive income	Investments in equity instruments at fair value through profit and loss
	US $ in millions

Level 1 financial instruments carried at fair value
Other investments:
Current	2.0	16.3	2.0
Non-Current	35.5	127.4
	37.5	143.7	2.0

Level 3 financial instruments carried at fair value
Other investments:
Non-Current				2.3
	37.5	143.7	2.0	2.3

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of the Group's exposure to foreign currency risk based on notional amounts
	December 31, 2022
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	110.9		1.2
Other non-current investments	1,370.5	1.2	1.5

Current assets
Other current investments	2,221.7	0.1	11.2
Trade and other receivables	693.7	0.8	92.0
Cash and cash equivalents	930.0	11.7	80.4

Non-current liabilities
Loans and other liabilities	(89.0)		(3.0)
Lease liabilities	(2,749.0)	(9.7)	(20.0)

Current liabilities
Short term borrowings and current maturities	(95.4)		(0.7)
Lease liabilities	(1,366.0)	(7.9)	(6.9)
Trade and other payables	(418.5)	(100.8)	(64.6)

	608.9	(104.6)	91.1
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	December 31, 2021
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	106.4		0.8
Other non-current investments	165.8	1.3	2.1

Current assets
Other current investments	2,136.4		8.0
Trade and other receivables	1,112.8	2.2	92.4
Cash and cash equivalents	1,460.6	22.1	60.6

Non-current liabilities
Loans and other liabilities	(119.1)		(1.8)
Lease liabilities	(2,148.6)	(7.4)	(22.7)

Current liabilities
Short term borrowings and current maturities	(130.1)		(0.6)
Lease liabilities	(880.0)	(6.3)	(6.7)
Trade and other payables	(428.9)	(50.6)	(55.1)

	1,275.3	(38.7)	77.0

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of interest rate profile of interest-bearing financial instruments
	Carrying amount
	2022	2021
	US $ in millions	US $ in millions
Fixed rate instruments
Financial assets	4,620.1	3,852.9
Financial liabilities (mostly lease liabilities)	(4,257.9)	(3,285.7)
	362.2	567.2

Variable rate instruments
Financial liabilities	(73.9)	(35.4)
	(73.9)	(35.4)